Taxes - Schedule of Taxation in the Statement of Income (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Schedule of Taxation in the Statement of Income [Abstract]
Current	$ 201,601	$ 1,568,638	$ 1,560,959
Deferred
Effective income tax expenses	$ 201,601	$ 1,568,638	$ 1,560,959